Horizon Active Asset Allocation Fund
Horizon Active Asset Allocation Fund
HORIZON FUNDS

Horizon Active Asset Allocation Fund (“Allocation Fund”)

Supplement dated February 1, 2018

to the Summary Prospectuses and Prospectus

Effective as of January 24, 2018, Horizon Investments, LLC, the investment adviser to the Funds, has contractually agreed to reduce each Fund’s management fee from 1.10% to 0.99% of such Fund’s average daily net assets.

1.
Accordingly, the “Fees and Expenses” table and “Example” in the section entitled “SUMMARY SECTION – Horizon Active Asset Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Allocation Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Allocation Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Horizon Active Asset Allocation Fund	Advisor Class	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizon Active Asset Allocation Fund		Advisor Class	Institutional Class	Investor Class
Management Fees	[1]	0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.18%	0.18%	0.28%
Shareholder Servicing Expenses	[2]	none	none	0.10%
Remaining Other Expenses		0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses	[3]	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses		1.64%	1.39%	1.49%
[1]	Prior to January 24, 2018, the management fee was 1.10% of the Fund's average daily net assets.
[2]	Prior to July 1, 2017, Shareholder Servicing Expenses for Investor Class shares of the Allocation Fund were 0.25% of average daily net assets.
[3]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Allocation Fund and is not a direct expense incurred by the Allocation Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Allocation Fund, the operating expenses set forth in the Allocation Fund's financial highlights do not include this figure.

Example.
This Example is intended to help you compare the cost of investing in the Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Allocation Fund’s operating expenses remain the same (taking into account the contractual expense limitation).

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Horizon Active Asset Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Advisor Class	167	517	892	1,944
Institutional Class	142	440	761	1,669
Investor Class	152	471	813	1,779

Please retain this supplement for your reference.